SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Accounts receivable net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Balance at December 31, beginning of the year	¥ 429	¥ 0
Credit loss expense	1,020	429
Write-offs	(301)	0
Balance at December 31, end of the year	¥ 1,148	¥ 429